UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: October 31, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

RQSI Small Cap Hedged Equity Fund

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-445-RQSI (7774); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017 (Unaudited)

LETTER TO SHAREHOLDERS

Dear Fellow Shareholders,

We are pleased to share with you the Annual Report for the RQSI Small Cap Hedged Equity Fund (the “Fund”) for the period November 1, 2016 through October 31, 2017. The report contains information on the holdings of the Fund, including financial highlights and a Statement of Operations. During this period, the Fund’s Institutional Shares and Retail Shares returned 20.19% and 19.83%, respectively, while the Russell 2000 Index returned 27.85%.

As the period began, Equity markets experienced a significant post-election rally starting November 2016 that has continued through 2017, with most U.S. market indices reaching all-time highs and suffering negligible pullbacks over this timeframe. Our hedged approach of investing in quality small cap companies trailed the Russell 2000 Index during this equity rally as a “risk-on” appetite seemed to indiscriminately favor small cap companies that did not meet our quality-based filters.

In addition to the strong upward trend in equities, the period was marked by extremely low dispersion of market returns (volatility). In fact, shorter-term volatility ranging from 20-200 days has not been at the current Q3 2017 levels since mid-2007, right before the widespread equity market collapse. Based on this combination of strong upward equity trends, limited market pullbacks and generally low market volatility, we saw limited impact from our hedge. With that said, we are encouraged that our futures based hedging/cash management strategies did generate a small net positive total return for the period.

While the absolute return of the Small Cap portfolio did lag the Russell 2000, we are encouraged that the Fund continued to demonstrate better characteristics related to losses from its peak (drawdown) during the period. Specifically, the Russell 2000 Index suffered a maximum drawdown of 6.4% while the Fund drew down 5.1%. Also, the Russell 2000 experienced an annualized volatility of 13.1% over the period compared to 10.1% experienced by the Fund.

We continue to review the portfolio’s trading logic to identify opportunities to more fully participate in extended up markets like we have experienced over the past year. However, any changes in these areas are likely to be relatively minor. With equity markets ending the period close to their all-time highs and volatility remaining low, we are confident that over time as markets start seeing higher volatility, a hedged approach to investing in quality companies will prove to be more robust compared to other traditional approaches.

Ramsey Quantitative Systems, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017 (Unaudited)

Definition of the Comparative Index

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017 (Unaudited)

Comparison of Change in the Value of a $1,000,000 investment in the RQSI Small Cap Hedged

Equity Fund, Institutional and Retail Shares, versus the Russell 2000 Index.

* The Fund commenced operations on September 9, 2015.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of the comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.1%**

	Shares	Value

CONSUMER DISCRETIONARY — 9.2%
Aaron’s	8,911	$327,925
AutoNation *	7,625	361,424
Big Lots	6,343	325,459
Callaway Golf	24,939	359,870
Carter’s	3,479	336,524
Cheesecake Factory	4,991	223,297
Choice Hotels International	5,739	400,295
Cooper Tire & Rubber	8,362	274,274
Cooper-Standard Holdings *	3,112	346,926
Dave & Buster’s Entertainment *	5,003	241,145
Five Below *	6,520	360,230
Grand Canyon Education *	3,957	354,191
KB Home	15,547	426,454
Michaels *	13,710	266,248
Papa John’s International	4,051	275,671
Penske Automotive Group	6,713	312,960
Sally Beauty Holdings *	16,838	291,466
Shutterfly *	6,171	263,502
Sinclair Broadcast Group, Cl A	8,118	257,341
Tenneco	5,081	295,257
Texas Roadhouse, Cl A	6,832	341,668
Visteon *	3,111	392,110

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
Williams-Sonoma	5,925	$305,730

		7,339,967

CONSUMER STAPLES — 3.8%
B&G Foods	7,625	242,475
Darling Ingredients *	21,168	386,316
Dean Foods	16,224	158,184
Edgewell Personal Care *	4,480	290,886
Flowers Foods	16,331	310,779
Lancaster Colony	3,016	377,664
Pinnacle Foods	6,387	347,581
Snyder’s-Lance	9,083	341,793
United Natural Foods *	7,711	298,955
Vector Group	15,482	321,716

		3,076,349

ENERGY — 0.3%
World Fuel Services	8,696	241,749

FINANCIALS — 26.3%
Argo Group International Holdings	5,839	367,565
Aspen Insurance Holdings	8,967	384,684
Associated Banc-Corp	12,862	325,409
Assurant	3,825	384,986
Axis Capital Holdings	6,394	347,770
BankUnited	19,369	675,009
Berkshire Hills Bancorp	9,250	354,275
BGC Partners, Cl A	24,703	374,745
BOK Financial	4,057	350,809
Brookline Bancorp	22,011	338,969
Cathay General Bancorp	8,925	373,065
Chemical Financial	6,749	355,605
CNO Financial Group	30,637	734,369
Community Bank System	5,724	316,480
Essent Group *	9,069	386,521
Evercore Partners, Cl A	4,342	347,794
Federated Investors, Cl B	11,941	371,007
First American Financial	7,377	401,456
First Interstate BancSystem, Cl A	9,405	369,617

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
First Merchants	8,364	$359,652
First Midwest Bancorp	14,102	325,615
FNB	22,490	303,390
FS Investment	33,017	259,183
Fulton Financial	36,615	666,392
Hancock Holding	6,858	334,328
Hanover Insurance Group	3,743	368,236
Hilltop Holdings	13,890	327,248
Home BancShares	12,584	282,888
Hope Bancorp	20,292	374,387
IBERIABANK	8,425	621,344
Investors Bancorp	23,124	317,955
Kearny Financial	21,936	330,137
Lazard, Cl A	8,126	386,310
LegacyTexas Financial Group	8,470	337,868
MarketAxess Holdings	1,969	342,606
MGIC Investment *	29,269	418,546
New Residential Investment REIT	21,598	380,773
OM Asset Management	24,720	377,722
Pacific Premier Bancorp *	8,762	353,985
Popular	10,168	372,962
ProAssurance	6,652	372,845
Prosperity Bancshares	4,765	313,442
Radian Group	19,502	408,762
Seacoast Banking Corp of Florida *	13,234	328,071
Selective Insurance Group	12,723	758,291
Sterling Bancorp	13,775	345,064
Synovus Financial	7,871	368,756
Umpqua Holdings	18,125	370,838
United Bankshares	8,027	288,571
United Community Banks	12,638	346,534
Validus Holdings	13,198	687,352
Webster Financial	6,303	346,602
Western Alliance Bancorp *	6,829	381,058
Wintrust Financial	4,519	367,350

		21,085,198

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 3.9%
Bruker	12,199	$383,049
Catalent *	10,938	465,849
Ensign Group	17,842	411,793
Hill-Rom Holdings	4,782	385,956
LifePoint Health *	5,153	248,117
Merit Medical Systems *	9,503	361,590
NuVasive *	4,417	250,576
Patterson	7,199	266,363
QIAGEN	11,447	387,595

		3,160,888

INDUSTRIALS — 15.6%
American Woodmark *	3,797	366,790
Applied Industrial Technologies	5,477	348,611
Barnes Group	5,093	331,503
Briggs & Stratton	12,816	322,963
BWX Technologies, Cl W	12,899	772,908
Colfax *	8,701	362,919
Crane	4,527	376,284
Curtiss-Wright	3,459	409,027
EMCOR Group	5,196	418,330
Hawaiian Holdings	5,898	197,583
Herman Miller	9,675	325,080
Hillenbrand	9,381	371,019
Interface, Cl A	16,094	366,943
ITT	8,207	382,774
Jacobs Engineering Group	6,223	362,241
KAR Auction Services	7,620	360,655
Knight-Swift Transportation Holdings, Cl A *	9,337	387,019
Korn	9,045	378,352
Lincoln Electric Holdings	3,935	360,721
MSA Safety	4,512	358,704
On Assignment *	6,709	410,725
Quanta Services *	9,777	368,886
Rexnord *	13,125	334,950
Spirit Airlines *	5,592	207,407
Steelcase, Cl A	18,784	273,307
Teledyne Technologies *	2,243	381,220

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Tetra Tech	15,047	$741,065
Toro	5,943	373,518
Trinity Industries	11,905	387,151
Univar *	12,482	371,340
Universal Forest Products	3,655	412,650
Valmont Industries	2,298	365,152
Woodward	4,633	358,270

		12,546,067

INFORMATION TECHNOLOGY — 14.6%
ACI Worldwide *	14,903	358,864
ADTRAN	15,025	317,028
Anixter International *	4,200	288,540
Aspen Technology *	5,208	336,020
Booz Allen Hamilton Holding, Cl A	9,707	366,828
BroadSoft *	8,340	457,449
Cabot Microelectronics	4,528	437,722
CACI International, Cl A *	2,573	369,869
CommVault Systems *	5,968	310,634
CoreLogic *	7,493	351,422
DST Systems	6,640	389,237
Dun & Bradstreet	3,097	361,823
Entegris	12,914	422,934
EPAM Systems *	8,312	757,638
FLIR Systems	8,923	417,774
II-VI *	9,661	436,676
InterXion Holding *	7,687	410,408
Itron *	4,696	366,992
Keysight Technologies *	8,668	387,200
Kulicke & Soffa Industries *	14,349	325,005
Manhattan Associates *	6,859	287,118
Sanmina *	9,478	310,168
Science Applications International	4,388	321,816
Semtech *	18,955	778,102
Silicon Laboratories *	4,492	426,291
SYNNEX	2,860	385,757
Varonis Systems *	8,721	380,236
Verint Systems *	8,538	360,304

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Xperi	9,531	$219,213
Zebra Technologies, Cl A *	3,329	386,131

		11,725,199

MATERIALS — 4.7%
Berry Global Group *	6,373	378,875
Cabot	6,375	388,620
Domtar	8,077	382,204
Eagle Materials	3,337	352,287
Ferro*	16,203	385,955
Graphic Packaging Holding	26,022	403,081
HB Fuller	6,062	344,746
Minerals Technologies	5,046	362,807
PolyOne	8,976	413,524
Worthington Industries	7,362	334,971

		3,747,070

REAL ESTATE — 6.2%
Agree Realty REIT	7,361	348,102
American Campus Communities REIT	8,199	340,914
Brixmor Property Group REIT	19,492	340,525
CubeSmart REIT	12,639	344,034
Education Realty Trust REIT	8,260	288,274
First Industrial Realty Trust REIT	11,381	351,445
Gramercy Property Trust REIT	11,524	342,263
Healthcare Realty Trust REIT	11,264	363,152
Hudson Pacific Properties REIT	9,321	315,236
QTS Realty Trust, Cl A REIT	5,993	346,695
Ramco-Gershenson Properties Trust REIT	24,026	303,448
Retail Properties of America, Cl A REIT	27,843	340,241
Senior Housing Properties Trust REIT	18,849	346,822
Spirit Realty Capital REIT	33,998	282,523
STAG Industrial REIT	12,149	331,668

		4,985,342

TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems	24,776	722,220

UTILITIES — 4.6%
AES	32,990	350,684

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

COMMON STOCK — continued

	Shares	Value

UTILITIES — continued
Atlantica Yield	15,368	$343,936
Calpine *	31,398	469,085
MDU Resources Group	13,948	381,477
New Jersey Resources	7,937	352,800
NorthWestern	5,357	317,563
Ormat Technologies	5,992	389,061
PNM Resources	8,598	373,154
Portland General Electric	7,064	337,235
Vectren	5,390	367,275

		3,682,270

TOTAL COMMON STOCK (Cost $66,922,676)		72,312,319

TOTAL INVESTMENTS — 90.1% (Cost $66,922,676)		$72,312,319

A list of the open futures contracts held by the Fund at October 31, 2017, is as follows:

Equity Contracts	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation

NASDAQ 100 Index E-MINI	13	Dec-2017	$1,580,611	$1,624,935	$44,324
S&P 500 Index E-MINI	15	Dec-2017	1,915,531	1,929,525	13,994

			$3,496,142	$3,554,460	$58,318

For the year ended October 31, 2017, the monthly average notional value of long futures contracts held was $3,586,651 and the monthly average notional value of short futures contracts held was $(1,822,848).

Percentages are based on Net Assets of $80,225,072.
*	Non-income producing security.
**	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

NASDAQ — National Association of Securities Dealers and Automated Quotations

REIT — Real Estate Investment Trust

S&P — Standard & Poors

As of October 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $66,922,676)	$72,312,319
Cash	5,611,680
Cash Collateral on Futures Contracts	2,368,554
Dividends Receivable	31,320
Reclaim Receivable	638
Other Prepaid Expenses	19,389

Total Assets	80,343,900

Liabilities:
Payable due to Investment Adviser	54,400
Audit Fees Payable	22,200
Printing Fees Payable	9,922
Transfer Agent Fees Payable	9,915
Payable due to Administrator	8,493
Payable due to Trustees	4,060
Chief Compliance Officer Fees Payable	1,974
Shareholder Servicing Fees Payable (Retail Shares)	69
Distribution Fees Payable (Retail Shares)	14
Other Accrued Expenses and Other Payables	7,781

Total Liabilities	118,828

Net Assets	$80,225,072

Net Assets Consist of:
Paid-in Capital	$71,656,178
Undistributed Investment Income	55,391
Accumulated Net Realized Gain on Investments and Equity Futures Contracts	3,065,542
Net Unrealized Appreciation on Investments	5,389,643
Net Unrealized Appreciation on Equity Futures Contracts	58,318

Net Assets	$80,225,072

Institutional Shares:
Net Assets	$80,203,638
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	7,163,534
Net Asset Value, Offering and Redemption Price Per Share	$11.20

Retail Shares:
Net Assets	$21,434
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	1,912
Net Asset Value, Offering and Redemption Price Per Share	$11.21

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
FOR THE YEAR ENDED
OCTOBER 31, 2017

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$1,103,852
Interest	6,289
Less: Foreign Taxes Withheld	(217)

Total Investment Income	1,109,924

Expenses:
Investment Advisory Fees	602,837
Administration Fees	99,932
Trustees’ Fees	13,721
Chief Compliance Officer Fees	5,623
Distribution Fees (Retail Shares)	168
Transfer Agent Fees	57,996
Registration and Filing Fees	34,147
Legal Fees	28,928
Audit Fees	23,997
Printing Fees	13,866
Custodian Fees	5,732
Other Expenses	10,791

Total Expenses	897,738

Net Investment Income	212,186

Net Realized Gain on:
Investments	7,606,864
Equity Futures Contracts	636,958

Net Realized Gain	8,243,822

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,956,228
Equity Futures Contracts	55,402

Net Change in Unrealized Appreciation (Depreciation)	5,011,630

Net Realized and Unrealized Gain	13,255,452

Net Increase in Net Assets Resulting from Operations	$13,467,638

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	October 31,	October 31,
	2017	2016

Operations:
Net Investment Income	$212,186	$861,905
Net Realized Gain (Loss) on Investments and Equity Futures Contracts	8,243,822	(3,584,495)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Equity Futures Contracts	5,011,630	(959,288)

Net Increase (Decrease) in Net Assets Resulting From Operations	13,467,638	(3,681,878)

Dividends and Distributions:

Net Investment Income:

Institutional Shares	(955,371)	(88,281)
Retail Shares	(1,270)	(82)

Total Dividends and Distributions	(956,641)	(88,363)

Capital Share Transactions:(1)

Institutional Shares
Issued	–	600,000
Reinvestment of Distributions	955,371	88,281

Net Institutional Shares Capital Share Transactions	955,371	688,281

Retail Shares
Issued	20,000	27,500
Reinvestment of Distributions	1,270	82
Redeemed	(126,839)	(9,680)

Net Retail Shares Capital Share Transactions	(105,569)	17,902

Net Increase in Net Assets From Capital Share Transactions	849,802	706,183

Total Increase (Decrease) in Net Assets	13,360,799	(3,064,058)

Net Assets:

Beginning of Year	66,864,273	69,928,331

End of Year	$80,225,072	$66,864,273

Undistributed Net Investment Income	$55,391	$776,977

(1) See Note 7 for share transactions.

Amounts designated as “—“are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout the Year or Period

	Institutional Shares

	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2017	2016	2015(1)
Net Asset Value, Beginning of Year/Period	$9.44	$9.98	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.03	0.12	(0.01)
Net Realized and Unrealized Gain (Loss)	1.87	(0.65)	(0.01)

Total from Investment Operations	1.90	(0.53)	(0.02)

Dividends and Distributions from:
Net Investment Income	(0.14)	(0.01)	—

Total Dividends and Distributions	(0.14)	(0.01)	—

Net Asset Value, End of Year/Period	$11.20	$9.44	$9.98

Total Return†	20.19%	(5.29)%	(0.20)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$80,204	$66,751	$69,827
Ratio of Expenses to Average Net Assets	1.19%	1.35%	1.62%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.28%	1.29%	(0.40)%††
Portfolio Turnover Rate	182%	178%	6%†††

(1)	Commenced operations on September 9, 2015.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—“are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout the Year or Period

	Retail Shares

	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,
	2017	2016	2015(1)
Net Asset Value, Beginning of Year/Period	$9.45	$9.99	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.02	0.09	—
Net Realized and Unrealized Gain (Loss)	1.85	(0.62)	(0.01)

Total from Investment Operations	1.87	(0.53)	(0.01)

Dividends and Distributions from:
Net Investment Income	(0.11)	(0.01)	—

Total Dividends and Distributions	(0.11)	(0.01)	—

Net Asset Value, End of Year/Period	$11.21	$9.45	$9.99

Total Return†	19.83%	(5.34)%	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$21	$113	$101
Ratio of Expenses to Average Net Assets	1.44%	1.66%	2.03%††(2)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%	0.96%	(1.00)%††
Portfolio Turnover Rate	182%	178%	6%†††

(1)	Commenced operations on September 9, 2015.
(2)	Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.97%.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—“are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the RQSI Small Cap Hedged Equity Fund (the “Fund”). The investment objective of the Fund is to seek total return with lower volatility than the overall equity market. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. Futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”).

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2017, there were no fair valued securities in the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

For the year ended October 31, 2017, there have been no significant changes to the Fund’s fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund uses futures contracts for tactical hedging purposes as well as to enhance the Fund’s return. Initial margin deposits of cash or securities are made upon

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. The cumulative appreciation (depreciation) of futures contracts is included on the Statement of Assets and Liabilities as net unrealized appreciation (depreciation) on equity futures contracts.

When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statement of Operations as a component of net realized gain (loss) on equity futures contracts and net change in unrealized appreciation (depreciation) on equity futures contracts, respectively.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2017.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2017, the Fund paid $99,932 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Retail Shares. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, Ramsey Quantitative Systems, Inc. (the “Adviser”) or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund’s shareholders. For the year ended October 31, 2017, the Fund incurred no shareholder servicing fees.

The Fund has adopted a distribution plan for Retail Shares that allows the Fund to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time, these fees will increase the cost of your investment. The maximum annual distribution fee for Retail Shares of the Fund is 0.25% of the average daily net assets of the Fund’s Retail Shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

6.	Investment Transactions:

For the year ended October 31, 2017, the Fund made purchases of $122,376,984 and sales of $121,994,089 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7.	Share Transactions

	Year Ended October 31, 2017	Year Ended October 31, 2016

Share Transactions:
Institutional Shares
Issued	–	62,435
Reinvestment of Distributions	91,951	9,138

Net Institutional Shares Transactions	91,951	71,573

Retail Shares
Issued	1,902	2,804
Reinvestment of Distributions	122	9
Redeemed	(12,046)	(1,000)

Net Retail Shares Transactions	(10,022)	1,813

Net Increase in Shares Outstanding	81,929	73,386

8.	Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The following permanent differences primarily attributable to REIT adjustments and investments in partnerships have been reclassified to/from the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$22,869	$(22,869)

These reclassifications had no impact on net assets or net asset value per share.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

The tax character of dividends and distributions declared during the years ended October 31, 2017 and 2016 were as follows:

Ordinary Income
2017	$956,641
2016	88,363

As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$3,229,932
Unrealized Appreciation	5,338,962

Total of Distributable Earnings	$8,568,894

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses may be carried forward indefinitely and must retain the character of the original loss. During the year ended October 31, 2017, the Fund utilized $5,094,848 of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2017 was as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 70,527,817	$ 7,371,036	$ (2,032,074)	$ 5,338,962

9.	Concentration of Risks:

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Small Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Exchange-Traded Fund Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based or the ETF’s other holdings and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value (“NAV”) and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Derivatives Risk – The Fund’s use of options and futures is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

10.	Other:

At October 31, 2017, one record shareholder held 99% of Institutional Shares outstanding. This shareholder was comprised of an omnibus account that was held on behalf of multiple underlying shareholders. At October 31, 2017, three record shareholders held 99% of the Retail Shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	Regulatory Matters:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of RQSI Small Cap Hedged Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RQSI Small Cap Hedged Equity Fund (one of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)) as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period September 9, 2015 (commencement of operations) to October 31, 2015. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RQSI Small Cap Hedged Equity Fund (one of the series constituting The Advisors’ Inner Circle Fund II) at October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period September 9, 2015 (commencement of operations) to October 31, 2015, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 26, 2017

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2017 to October 31, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Annualized Expense Ratios	Expenses Paid During Period*
Actual Portfolio Return
Institutional Shares	$1,000.00	$1,052.60	1.18%	$6.10
Retail Shares	1,000.00	1,050.60	1.41	7.29
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,019.26	1.18%	$6.01
Retail Shares	1,000.00	1,018.10	1.41	7.17

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Doran are Trustees who may

Name and Year of Birth	Position with Trust and length of Time Served[1]	Principal Occupation in the Past Five Years

INTERESTED TRUSTEES3 4
ROBERT A. NESHER (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.
WILLIAM M. DORAN (Born: 1940)	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT TRUSTEES[4]
JOHN K. DARR (Born: 1944)	Trustee (Since 2008)	Retired. Chief Executive Officer, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. (Born: 1952)	Trustee (Since 2011)	Self-Employed Consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 32 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-445-RQSI (7774). The following chart lists Trustees and Officers as of October 31, 2017.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of Federal Home Loan Bank of Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land Trust.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years

INDEPENDENT TRUSTEES (continued)[3]
MITCHELL A. JOHNSON (Born: 1942)	Trustee (Since 2005)	Retired. Private Investor since 1994.
BETTY L. KRIKORIAN (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003.
BRUCE R. SPECA (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.
GEORGE J. SULLIVAN, JR. (Born: 1942)	Trustee Lead Independent Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.
JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.
3	Trustees oversee 32 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years

OFFICERS (continued)
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017.
ROBERT MORROW (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
BRIDGET E. SUDALL (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners from 2007 to 2011.
LISA WHITTAKER (Born: 1978)	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel and Compliance Officer, The Glenmede Trust Company, N.A. (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on August 15, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
OCTOBER 31, 2017 (Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2017, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2017, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividend(4)	Qualified Short-Term Capital Gain(5)
0.00%	100.00%	100.00%	85.75%	85.92%	0.00%	0.03%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividend” and is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2017. Complete information will be computed and reported in conjunction with your 2017 Form 1099-DIV.

RQSI Small Cap Hedged Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-445-RQSI (7774)

Adviser:

Ramsey Quantitative Systems, Inc.

1515 Ormsby Station Court

Louisville, KY 40223

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RQS-AR-001-0300

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$143,400	$0	$0	$140,400	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$121,700	$0	$0	$220,000
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$22,475	N/A	N/A	$21,880	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)    The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)    Not applicable.

(g)    The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $121,700 and $220,000 for 2017 and 2016, respectively.

(g)    The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years were $0 and $0 for 2017 and 2016, respectively.

(h)    During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 9, 2018

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller and Chief Financial Officer
Date: January 9, 2018

*	Print the name and title of each signing officer under his or her signature.